UNITED STATES
SECURITY AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended MARCH 31, 2010
Check here if Amendment [X]; Amendment Number: 1
This Amendment (check only one):         [X] is a restatement
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
                             Name:           MRM-Horizon Advisors, LLC
                             Address         84 State Street
                                             Suite 800
                                             Boston, MA  02109
                             13F File Number 028-12322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf if the Reporting Manager

Name:    Richard W. Silver
Title:   Managing Member
Phone:   617-728-0444
Signature,			Place,			and Date of Signing
Richard W. Silver		Boston, MA		May 12, 2010
Report Type (Check only one):
				[X]  13F HOLDINGS Report
				[ ]  13F NOTICE
				[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for the Manager

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:	0
Form 13F Information Tabel Entry Total	36
Form 13F Information Tabel value Total	74,568,000

List of Other Included Managers:

NONE

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FORM 13F INFORMATIONAL TABLE


                                  TITLE OF                  VALUE    SHARE/   SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY
  NAME OF ISSUER                   CLASS      CUSIP        X 1000   PRN AMT   PRN  CALL   DSCRERT  MNGRS  SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
ARCHER DANIELS MIDLAND CO          COM      039483102        2340     80975                SOLE                             80975
BERKSHIRE HATHAWAY INC DEL         CL B     084670702        6949     85475                SOLE                             85475
BLACKROCK FLOAT RATE OME STR       COM      09255X100        3925    231067                SOLE                            231067
BROOKFIELD ASSET MGMT INC          CL A     112585104        1949     76662                SOLE                             76662
BROOKFIELD INFRAST PARTNERS        LP INT   G16252101          25      1449                SOLE                              1449
CALPINE CORP                       COM      131347304        1923    161706                SOLE                            161706
CHINA PETE & CHEM CORP             ADR      16941R108          41       500                SOLE                               500
CME GROUP INC                      COM      12572Q105        1485      4699                SOLE                              4699
EATON VANCE LTD DUR INCOME F       COM      27828H105        1257     79000                SOLE                             79000
EL PASO CORP                       COM      28336L109        3047    281050                SOLE                            281050
FEDERAL HOME LN MTG CORP           COM      313400301        1025    806800                SOLE                            806800
FEDERAL NATL MTG ASSN              COM      313586109         872    833300                SOLE                            833300
FOREST CITY ENTERPRISES INC        CL A     345550107         607     42157                SOLE                             42157
GREENLIGHT CAPITAL RE LTD          CL A     G4095J109        2336     87625                SOLE                             87625
ICAHN ENTERPRISES LP               DEP U    451100101        6004    126397                SOLE                            126397
JARDEN CORP                        COM      471109108        1286     38625                SOLE                             38625
JPMORGAN CHASE & CO                COM      46625H100          45      1015                SOLE                              1015
LABRANCHE & CO INC                 COM      505447102        3211    610488                SOLE                            610488
LAS VEGAS SANDS CORP               COM      517834107         551     26060                SOLE                             26060
LEUCADIA NATL CORP                 COM      527288104        3371    135890                SOLE                            135890
LIBERTY MEDIA CORP NEW             COM A    53071M708          71      1300                SOLE                              1300
MELCO CROWN ENTMT LTD              ADR      585464100         609    126550                SOLE                            126550
NASDAQ OMX GROUP INC               COM      631103108        2222    105212                SOLE                            105212
NICHOLAS-APPLEGATE CV & INC        COM      65370F101        3807    386490                SOLE                            386490
NOVO-NORDISK A S                   ADR      670100205        1524     19765                SOLE                             19765
NUVEEN FLTNG RTE INCM OPP FD       COM      6706EN100        3449    283200                SOLE                            283200
PIMCO INCOME OPPORTUNITY FD        COM      72202B100        2090     87171                SOLE                             87171
PIMCO INCOME STRATEGY FUND         COM      72201H108        2568    225865                SOLE                            225865
PIMCO INCOME STRATEGY FUND I       COM      72201J104         993    103075                SOLE                            103075
QUANTA SVCS INC                    COM      74762E102        1498     78189                SOLE                             78189
SEARS HLDGS CORP                   COM      812350106        1278     11783                SOLE                             11783
SILVER WHEATON CORP                COM      828336107        2071    132050                SOLE                            132050
SUNCOR ENERGY INC NEW              COM      867224107        2831     86994                SOLE                             86994
TIME WARNER INC                    COM      887317303        2997     95842                SOLE                             95842
WILLIAMS COS INC DEL               COM      969457100        3295    142645                SOLE                            142645
WYNN RESORTS LTD                   COM      983134107        1016     13395                SOLE                             13395
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